Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail) (Employees Stock Option Scheme)	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period	112,121,300	[1]	58,080,400	[1]
Equity shares allocated for grant under the plan			100,000,000	[2]
Options granted	(41,659,000)		(47,028,500)
Forfeited/ lapsed	728,550	[1]	535,700	[1]
Options available to be granted, end of period	71,190,850		111,587,600

[1]	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/ lapse are not available for re-issue.
[2]	The annual general meeting held on June 27, 2013, reserved 100.0 million equity shares with aggregate nominal value of Rs. 200.0 million for grant under the Bank's employee stock option scheme.